Note 11 - Financial Instruments designated at fair value through profit or loss	6 Months Ended
Jun. 30, 2018
Financial assets and liabilities designated at fair value through profit or loss
Disclosure of Financial Instruments designated at fair value through profit or loss

Financial assets and liabilities designated at fair value through profit or loss

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of euros)
	Notes	June 2018	December 2017
ASSETS
Equity instruments		-	1,888
Unit-linked products		-	1,621
Other securities		-	266
Debt securities		1,327	174
Loans and advances		160	648
Total Assets	6.1.1	1,487	2,709
LIABILITIES
Deposits		997	-
Debt securities		2,494	-
Other financial liabilities		2,730	2,222
Unit-linked products		2,730	2,222
Total Liabilities		6,221	2,222